OTHER FINANCIAL DATA - ACCUMULATED OTHER COMPREHENSIVE INCOME 2 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Equity earnings, net of income tax		$ 85	$ 38	$ 24
Interest expense		(561)	(554)	(559)
Equity Earnings (Losses) Recorded Before Tax		104	81	31
Revenues - energy related businesses		977	1,277	1,248
Total before income tax		1,704	1,524	1,430
Income tax (expense) benefit		(341)	(300)	(366)
Earnings attributable to noncontrolling interest		(98)	(100)	(79)
Grand total reclassifications for the period, net of tax		18	20	285
Parent Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Equity earnings, net of income tax		1,519	1,291	1,103
Interest expense		(261)	(235)	(239)
Income tax (expense) benefit		150	133	117
San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense		(204)	(202)	(197)
Total before income tax		890	797	626
Income tax (expense) benefit		(284)	(270)	(191)
Earnings attributable to noncontrolling interest		(19)	(20)	(24)
Grand total reclassifications for the period, net of tax		1	2	2
Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense		(84)	(69)	(69)
Total before income tax		558	472	481
Income tax (expense) benefit		(138)	(139)	(116)
Grand total reclassifications for the period, net of tax		0	3	2
Accumulated Defined Benefit Plans Adjustment Member
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before income tax		14	23	13
Income tax (expense) benefit		(6)	(9)	(5)
Total reclassifications for the period, net of tax		8	14	8
Accumulated Defined Benefit Plans Adjustment Member | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before income tax		1	3	3
Income tax (expense) benefit		0	(1)	(1)
Total reclassifications for the period, net of tax		1	2	2
Accumulated Defined Benefit Plans Adjustment Member | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before income tax		0	5	1
Income tax (expense) benefit		0	(2)	0
Total reclassifications for the period, net of tax		0	3	1
Accumulated Defined Benefit Plans Adjustment Member | Net Actuarial Gain [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	[1]	0	0	3
Accumulated Defined Benefit Plans Adjustment Member | Net Actuarial Gain [Member] | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	[1]	0	0	2
Accumulated Defined Benefit Plans Adjustment Member | Amortization of Actuarial Loss [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	[1]	14	23	10
Accumulated Defined Benefit Plans Adjustment Member | Amortization of Actuarial Loss [Member] | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	[1]	1	3	1
Accumulated Defined Benefit Plans Adjustment Member | Amortization of Actuarial Loss [Member] | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	[1]	0	5	1
Accumulated Translation Adjustment [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Equity earnings, net of income tax	[2]	0	0	270
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before income tax		29	20	20
Income tax (expense) benefit		(4)	(3)	(4)
Net of Income Tax		25	17	16
Earnings attributable to noncontrolling interest		(15)	(11)	(9)
Total reclassifications for the period, net of tax		10	6	7
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Earnings attributable to noncontrolling interest		(12)	(11)	(9)
Total reclassifications for the period, net of tax		0	0	0
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) benefit		(1)	(1)	0
Total reclassifications for the period, net of tax		0	0	1
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Interest Rate and Foreign Exchange Instruments [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense		18	21	11
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Interest Rate Instruments [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Equity earnings, net of income tax		13	0	0
Gain on sale of equity interests and assets		0	(3)	0
Equity Earnings (Losses) Recorded Before Tax		12	10	10
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Interest Rate Instruments [Member] | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense		12	11	9
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Interest Rate Instruments [Member] | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense		1	1	1
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Revenues - energy related businesses		$ (14)	$ (8)	$ (1)

[1]	Amounts are included in the computation of net periodic benefit cost (see "Net Periodic Benefit Cost" in Note 7).
[2]	Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.